Property, Plant And Equipment (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 126,700,000	$ 118,900,000	$ 107,300,000
Interest Capitalized [Member]
Property, Plant and Equipment [Line Items]
Other property, plant and equipment	$ 24,300,000	$ 25,000,000